Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 07, 2022
Prospectus Date	rr_ProspectusDate	Jan. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USDU
WisdomTree Chinese Yuan Strategy Fund | WisdomTree Chinese Yuan Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CYB
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEW
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCB
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELD
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USFR
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYZD
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGZD
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGP
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGGY
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHAG
WisdomTree CBOE S&P 500 PutWrite Strategy Fund | WisdomTree CBOE S&P 500 PutWrite Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUTW
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCC
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMF
WisdomTree Alternative Income Fund | WisdomTree Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYIN